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                         CENTRAL SECURITIES CORPORATION

                                   ----------

                         INTERIM REPORT TO STOCKHOLDERS

                              AS OF MARCH 31, 2005

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

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended March 31, 2005 and other pertinent information prepared by management without audit by independent auditors are submitted herewith.

      Comparative net assets are as follows:

                                                     Mar. 31, 2005   Dec. 31, 2004    Mar. 31, 2004
                                                     -------------   -------------    -------------
Net assets........................................    $551,011,773    $529,468,675     $488,536,021
Net assets per share of Common Stock..............           27.53           26.44            24.89
      Shares of Common Stock outstanding..........      20,015,909      20,023,209       19,631,277

      Comparative operating results are as follows:

                                                                      Three months ended March 31,
                                                                      ----------------------------
                                                                          2005            2004
                                                                          ----            ----
Net investment income.............................................     $3,581,348     $ 1,222,555
   Per share of Common Stock......................................            .18*            .06*
Net realized gain on sale of investments..........................     27,764,663      16,501,813
Decrease in net unrealized appreciation of investments............     (9,632,338)     (6,817,589)
Increase in net assets resulting from operations..................     21,713,673      10,906,779

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*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding during the three-month period.

                                   ----------

      The annual meeting of stockholders of the Corporation was held on March 9, 2005 with 91% of Common shares being represented. At the meeting the Board of Directors was reelected and the selection of KPMG LLP as auditors of the Corporation for the year 2005 was ratified. Detailed information will be published in the June 30, 2005 Semi-Annual Report.

      In the quarter ended March 31, 2005 the Corporation repurchased 7,300 shares of its Common Stock at an average price per share of $23.37. These shares were purchased on the American Stock Exchange. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on the American Stock Exchange or in transactions directly with stockholders.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President


                                      [2]

                           PRINCIPAL PORTFOLIO CHANGES
                           January 1 to March 31, 2005
                   (Common Stock unless specified otherwise)

                                                                        Number of Shares
                                                             --------------------------------------
                                                                                            Held
                                                                                          March 31,
                                                              Purchased       Sold          2005
                                                              ---------       ----        ---------
Agilent Technologies, Inc..............................        550,000                     550,000
American International Group, Inc......................                     150,000             --
Brady Corporation......................................        505,000(a)   140,000        870,000
Capital One Financial Corporation......................                      55,000        310,000
Dover Corporation......................................         20,000                     190,000
EnCana Corporation.....................................                     160,000             --
Freescale Semiconductor, Inc. Class B..................                      22,083             --
Nexen Inc..............................................         70,000                      70,000
PolyOne Corporation....................................                      75,000      1,275,000
SunGard Data Systems Inc...............................                     570,000             --
TransMontaigne Inc.....................................      1,000,000                   1,000,000
Transport Corporation of America, Inc..................                       2,200        531,557
Wind River Systems, Inc................................                      50,000             --

----------
(a)   Stock split.

                             TEN LARGEST INVESTMENTS

                                                            March 31, 2005
                                                   ----------------------------------
                                                                              % of      Year First
                                                   Cost         Value      Net Assets    Acquired
                                                   ----         -----      ----------    --------
                                                      (millions)
 The Plymouth Rock Company, Inc...............    $ 2.2        $105.0        19.1%          1982
 Murphy Oil Corporation.......................      3.7          29.6         5.4           1974
 Brady Corporation............................      1.9          28.1         5.1           1984
 Convergys Corporation........................     28.1          25.2         4.6           1998
 Unocal Corporation...........................     14.7          24.7         4.5           2004
 Capital One Financial Corporation............      1.5          23.2         4.2           1994
 Intel Corporation............................       .4          22.8         4.1           1986
 Kerr-McGee Corporation.......................     11.7          17.2         3.1           2001
 Analog Devices, Inc..........................       .5          15.5         2.8           1987
 Flextronics International Ltd................      3.8          14.6         2.6           1996


                                      [3]

                               BOARD OF DIRECTORS

                             Jay R. Inglis, Chairman
                                Donald G. Calder
                                Dudley D. Johnson
                                 Wilmot H. Kidd
                             C. Carter Walker, Jr.

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll-free)
                            www.centralsecurities.com

                          TRANSFER AGENT AND REGISTRAR

                             EquiServe Trust Company
                   P. O. Box 43069, Providence, RI 02940-3069
                                  781-575-2724
                               www.equiserve.com

                                    CUSTODIAN

                         UMB Bank, N.A., Kansas City, MO

                              INDEPENDENT AUDITORS

                             KPMG LLP, New York, NY


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